Transactions with Related Parties - Additional Information (Detail) - USD ($)								6 Months Ended		12 Months Ended
	Dec. 31, 2023	Sep. 05, 2023	Jul. 14, 2023	Jul. 07, 2023	Jun. 21, 2023	Feb. 14, 2023	May 31, 2020	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Receivable from related party	$ 37,906,821							$ 37,906,821	$ 37,906,821	$ 37,906,821	$ 146,708
Payable to related parties	$ 2,324,334							$ 2,324,334	$ 2,324,334	$ 2,324,334	$ 3,016,438
Preferred Stock, Shares Outstanding	811,878							811,878	811,878	811,878	811,878
Preferred stock par or stated value per share	$ 0.01							$ 0.01	$ 0.01	$ 0.01
Vessel Cost, Disposal										$ 57,938,600
Proceeds from sale of property, plant, and equipment										3,865,890
Interest income, operating										1,363,360	$ 0	$ 0
Net gain on sale of vessel – related party										8,182,777	$ 0	0
Stealth Berana [Member]
Net gain on sale of vessel – related party										8,182,777
Series A Perpetual Convertible Preferred Shares [Member]
Investments in Affiliates, Subsidiaries, Associates, and Joint Ventures, Fair Value Disclosure	$ 12,636,000							$ 12,636,000	$ 12,636,000	$ 12,636,000
Series A Perpetual Convertible Preferred Shares [Member] | Spin Off Transaction [Member] | Preferred Stock [Member]
Dividends payable, nature					15th day of January, April, July and October in each year
Series A Preferred Stock [Member]
Preferred Stock, Shares Outstanding	795,878							795,878	795,878	795,878	795,878
Preferred stock par or stated value per share	$ 0.01							$ 0.01	$ 0.01	$ 0.01	$ 0.01
Series A Preferred Stock [Member] | Fair Value, Inputs, Level 2 [Member] | Valuation, Income Approach [Member]
Aggregate value of investment	$ 12,636,000							$ 12,636,000	$ 12,636,000	$ 12,636,000
Company Affiliated With Members Of The Family Of The Chief Executive Officer [Member]
Payments to acquire property, plant, and equipment		$ 71,000,000
Payments for advance to affiliate	0
European Institute of Regional Investments Inc [Member]
Receivable from related party	0							0	0	0	$ 146,708
C3is Inc [Member]
Receivable from related party	37,906,821							37,906,821	37,906,821	37,906,821	0
Equity security measured at fair value	12,798,500							12,798,500	12,798,500	12,798,500
Accrued dividends	162,500							162,500	162,500	162,500
Impairment loss	0							0	0	0
Interest receivable	1,363,360							1,363,360	1,363,360	1,363,360
C3is Inc [Member] | Inventories [Member]
Receivable from related party	843,461							843,461	843,461	843,461
C3is Inc [Member] | Stealth Berana [Member]
Vessel Cost, Disposal				$ 43,000,000
Percentage of total consideration received in cash				10.00%
Proceeds from sale of property, plant, and equipment				$ 4,300,000
Accounts receivable, after allowance for credit loss				$ 38,700,000
Interest income, operating									1,363,360
Fair Value Of Remaining Selling Price			$ 35,700,000
Fair Value Of Remaining Selling Price Including Financing Component			38,700,000
Receivable with Imputed Interest, Discount			$ 3,000,000
C3is Inc [Member] | Series A Perpetual Convertible Preferred Shares [Member] | Spin Off Transaction [Member] | Preferred Stock [Member]
Preferred Stock, Shares Outstanding					600,000
Preferred Stock, liquidation preference per share					$ 25
Preferred stock par or stated value per share					$ 0.01
Number of days after when the stock are eligible to convert to shares					90 days
Conversion price equal to volume weighted average price per share					150.00%
Number of consecutive trading days for determining the share price					5 days
Preferred Stock, Dividend Rate, Percentage					5.00%
Dividends payable, amount per share					$ 25
Dividend income from related party								404,167
Related Party [Member]
Payable to related parties	$ 2,324,334							$ 2,324,334	$ 2,324,334	2,324,334	3,016,438
Glorieuse and Eco Wildfire [Member]
Total consideration						$ 35,500,000
Glorieuse [Member]
Aggregate purchase price , Cash						8,500,000
Total consideration						18,500,000
Glorieuse [Member] | Series C Preferred Stock [Member]
Asset acquisition, equity interest issued and issuable						$ 13,875
Management fees [Member]
Related party transaction, amounts of transaction										1,606,440	1,045,640	527,425
Brokerage commissions [Member]
Related party transaction, amounts of transaction										$ 2,253,979	1,202,449	218,192
Related party transaction, brokerage commission per vessel										1.25%
Superintendent fees [Member]
Related party transaction, amounts of transaction										$ 57,000	28,500	26,500
Related party transaction, additional amounts of transaction										500
Crew management fees [Member]
Related party transaction, amounts of transaction										289,583	137,000	60,000
Crew management fees [Member] | Hellenic Manning Overseas Inc [Member]
Related party transaction, amounts of transaction							$ 2,500
Commissions – vessels purchased [Member]
Related party transaction, amounts of transaction										$ 355,000	$ 1,168,000	$ 0
Commissions – vessels purchased [Member] | Hellenic Manning Overseas Inc [Member]
Commission as a percentage of purchase price of vessels										1.00%
Commission as a percentage of sale price of vessels										1.00%
Maximum [Member] | Management fees [Member]
Related party transaction, amounts of transaction										$ 440
Minimum [Member] | Management fees [Member]
Related party transaction, amounts of transaction										$ 125